Investment in Associate (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Income (loss) from operations	$ (5,978)	$ (2,764)	$ (2,235)
Net loss	(7,249)	(3,594)	$ 123,741
Stimunity S.A. [Member]
Statements [Line Items]
Revenue	200	200
Income (loss) from operations	(300)	(500)
Net loss	$ 0	$ (500)